Other liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities
Other liabilities

24.	Other liabilities

The breakdown of the balance of “Other Liabilities” is as follows:

Thousand of reais	2022	2021	2020

Accrued expenses and deferred income (1)	4,127,300	2,649,744	5,115,936
Transactions in transit (3)	794,786	796,671	674,162
Provision for share-based payment	340,789	319,660	325,930
Liabilities for insurance contracts	1,950,220	2,011,596	1,987,577
Other (2)	5,679,249	4,723,707	5,947,640
Total	12,892,344	10,501,378	14,051,245

(1)	Corresponds, mainly, to payments to be made - personnel expenses.
(2)	Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.
(3)	Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.